Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense
Interest on long-term debt, excluding lease liabilities	$ 104	$ 25	$ 27
Interest on lease liabilities	24	14	14
Amortization of financing fees and other	3	2	3
Interest accretion on provisions	13	0	0
Total	144	41	44
Foreign exchange
Total	$ 0	$ (7)	$ (1)